Payden Core Bond Fund

Schedule of Investments
- July 31, 2022 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (7%
)
2,600,000 ACRES Commercial Realty Ltd. 2021-FL1
144A, (1 mo. LIBOR USD + 1.200%), 3.20%,
6/15/36 (a)(b) $ 2,559
2,760,000 ACRES Commercial Realty Ltd. 2021-FL1
144A, (1 mo. LIBOR USD + 2.650%), 4.65%,
6/15/36 (a)(b) 2,572
3,000,000 Anchorage Capital CLO 9 Ltd. 2016-9A
144A, (3 mo. LIBOR USD + 3.600%), 6.11%,
7/15/32 (a)(b) 2,755
1,215,200 Arbys Funding LLC 2020-1A 144A, 3.24%,
7/30/50 (a) 1,104
3,065,000 Atrium XII 12A 144A, (3 mo. LIBOR USD +
2.800%), 5.56%, 4/22/27 (a)(b) 2,865
3,200,000 Cairn CLO XIII DAC 2021-13A 144A, (3
mo. EURIBOR + 3.400%), 3.45%, 10/20/33
EUR (a)(b)(c) 2,898
2,756,977 CARS-DB4 LP 2020-1A 144A, 3.25%,
2/15/50 (a) 2,532
3,225,000 Cologix Canadian Issuer LP 2022-1CAN 144A,
4.94%, 1/25/52 CAD (a)(c) 2,424
4,625,000 DataBank Issuer 2021-1A 144A, 2.06%,
2/27/51 (a) 4,222
3,626,000 Driven Brands Funding  LLC 2020-1A 144A,
3.79%, 7/20/50 (a) 3,357
4,355,190 Fannie Mae Grantor Trust 2017-T1, 2.90%,
6/25/27  4,305
4,000,000 Hayfin Emerald CLO VI DAC 6A 144A, (3 mo.
EURIBOR + 3.500%), 3.50%, 4/15/34 EUR (a)
(b)(c) 3,570
2,168,227 JPMorgan Chase Bank N.A.-CACLN 2021-1
144A, 28.35%, 9/25/28 (a) 2,627
351,022 JPMorgan Chase Bank N.A.-CACLN 2021-2
144A, 2.28%, 12/26/28 (a) 340
2,000,000 Madison Park Funding XLVIII Ltd. 2021-48A
144A, (3 mo. LIBOR USD + 2.000%), 4.74%,
4/19/33 (a)(b) 1,896
3,100,000 Neuberger Berman Loan Advisers Euro CLO
DAC 2021-2A 144A, (3 mo. EURIBOR +
1.030%), 1.03%, 4/15/34 EUR (a)(b)(c) 3,025
3,500,000 North Westerly V Leveraged Loan Strategies
CLO DAC V-A 144A, (3 mo. EURIBOR +
3.200%), 3.25%, 7/20/34 EUR (a)(b)(c) 3,116
550,000 North Westerly VII ESG CLO DAC VII-A
144A, (3 mo. EURIBOR + 2.950%), 2.95%,
5/15/34 EUR (a)(b)(c) 491
5,100,000 Ocean Trails CLO VII 2019-7A 144A, (3 mo.
LIBOR USD + 2.450%), 5.19%, 4/17/30 (a)(b) 4,869
3,000,000 Palmer Square European CLO DAC 2021-1A
144A, (3 mo. EURIBOR + 3.150%), 3.15%,
4/15/34 EUR (a)(b)(c) 2,704
3,550,000 Palmer Square European CLO DAC 2021-2A
144A, (3 mo. EURIBOR + 2.070%), 2.07%,
4/15/35 EUR (a)(b)(c) 3,207
2,271,750 Planet Fitness Master Issuer LLC 2019-1A 144A,
3.86%, 12/05/49 (a) 1,994
3,851,160 Santander Bank Auto Credit-Linked Notes Series
2022-A 144A, 5.28%, 5/15/32 (a) 3,814
1,906,164 Santander Bank N.A.-SBCLN 2021-1A 144A,
1.83%, 12/15/31 (a) 1,851
5,100,000 Symphony CLO XXIV Ltd. 2020-24A 144A, (3
mo. LIBOR USD + 2.250%), 5.03%, 1/23/32 (a)
(b) 4,832
Principal
or Shares Security Description
Value
(000)
5,000,000 TRTX Issuer Ltd. 2021-FL4 144A, (1 mo.
LIBOR USD + 2.400%), 4.40%, 3/15/38 (a)(b) $ 4,783
3,440,250 Zaxby's Funding LLC 2021-1A 144A, 3.24%,
7/30/51 (a) 3,015
Total Asset Backed (Cost - $86,688)
77,727
Bank Loans(d) (2%
)
3,673,937 Altice France SA Term Loan B11 1L, (LIBOR
USD 3-Month + 2.750%), 2.99%, 7/31/25  3,447
3,907,000 Ascent Resources Utica Holdings LLC Term Loan
2L, (LIBOR USD 1-Month + 9.000%), 11.46%,
11/01/25  4,136
1,929,693 IRB Holding Corp. Term Loan B 1L, (LIBOR
USD 1-Month + 2.750%), 5.12%, 2/05/25  1,887
1,592,000 Southwestern Energy Co. Term Loan B 1L,
(TSFR USD 1-Month + 1.500%), 4.70%,
6/22/27  1,578
3,096,844 Standard Industries Inc. Term Loan B 1L,
(LIBOR USD 1-Month + 2.500%), 3.79%,
9/22/28  3,051
2,987,372 Tacala Investment Corp. Term Loan B 1L,
(LIBOR USD 1-Month + 3.500%), 5.87%,
2/05/27  2,817
4,477,500 Whatabrands LLC Term Loan B 1L, (LIBOR
USD 1-Month + 3.250%), 5.62%, 8/03/28  4,278
Total Bank Loans (Cost - $21,661)
21,194
Commercial Paper(e) (1%
)
6,300,000 Dover Corp. , 2.50%, 8/01/22  6,299
3,750,000 Kinder Morgan Inc. , 2.60%, 8/01/22  3,749
Total Commercial Paper (Cost - $10,050)
10,048
Corporate Bond (29%
)
4,500,000 1MDB Global Investments Ltd. , 4.40%,
3/09/23 (f) 4,321
3,590,000 Adani Electricity Mumbai Ltd. 144A, 3.95%,
2/12/30 (a) 2,928
1,675,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 3.30%, 1/30/32  1,408
2,000,000 Albion Financing 1 Sarl/Aggreko Holdings Inc.
144A, 6.13%, 10/15/26 (a) 1,765
4,000,000 Ally Financial Inc. , 1.45%, 10/02/23  3,889
3,004,600 American Airlines Pass-Through Trust 2019-1,
AA, 3.15%, 2/15/32  2,661
1,700,000 American Campus Communities Operating
Partnership LP , 2.25%, 1/15/29  1,613
4,350,000 American Tower Corp. , 2.30%, 9/15/31  3,615
2,400,000 AmFam Holdings Inc. 144A, 3.83%, 3/11/51 (a) 1,970
1,450,000 Ares Capital Corp. , 3.50%, 2/10/23  1,445
3,600,000 ASB Bank Ltd. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.250%), 5.28%, 6/17/32 (a)(b) 3,605
718,000 AT&T Inc. , 2.55%, 12/01/33  609
2,000,000 AT&T Inc. , 3.50%, 9/15/53  1,584
4,000,000 Australia & New Zealand Banking Group Ltd.
144A, 4.40%, 5/19/26 (a) 3,986
3,325,000 Banco Mercantil del Norte SA 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.643%), 5.88% (a)(b)(g) 2,768
2,200,000 Banco Santander SA , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
0.900%), 1.72%, 9/14/27 (b) 1,943
1,700,000 Bank Leumi Le-Israel BM 144A, 5.13%,
7/27/27 (a)(f) 1,739

Payden Mutual Funds
Payden Core Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
3,600,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.010%), 1.20%, 10/24/26 (b) $ 3,267
5,205,000 Bank of America Corp. , (3 mo. LIBOR USD +
1.060%), 3.56%, 4/23/27 (b) 5,086
2,800,000 Bank of Nova Scotia , 1.30%, 6/11/25  2,619
3,300,000 Bell Canada US-5, 2.15%, 2/15/32  2,819
2,330,000 Blackstone Secured Lending Fund , 2.75%,
9/16/26  2,078
4,850,000 Boeing Co. , 2.20%, 2/04/26  4,518
1,068,000 Broadcom Inc. 144A, 3.14%, 11/15/35 (a) 860
3,680,000 Broadcom Inc. 144A, 4.93%, 5/15/37 (a) 3,494
4,975,000 Capital One Financial Corp. , (U.S. Secured
Overnight Financing Rate + 1.337%), 2.36%,
7/29/32 (b) 3,919
2,675,000 Charles Schwab Corp. G, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.971%), 5.38% (b)(g) 2,730
4,050,000 Charter Communications Operating LLC/Charter
Communications Operating Capital , 4.40%,
12/01/61  3,023
4,830,000 Cibanco SA Institucion de Banca Multiple Trust
CIB/3332 144A, 4.38%, 7/22/31 (a) 3,334
5,170,000 Citigroup Inc. W, (5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 3.597%),
4.00% (b)(g) 4,819
5,750,000 Corebridge Financial Inc. 144A, 3.90%,
4/05/32 (a) 5,356
1,730,000 Crescent Energy Finance LLC 144A, 7.25%,
5/01/26 (a) 1,605
3,750,000 CubeSmart LP , 2.00%, 2/15/31  3,068
2,250,000 Deutsche Bank AG , (U.S. Secured Overnight
Financing Rate + 1.219%), 2.31%, 11/16/27 (b) 1,956
1,165,000 Dignity Health , 4.50%, 11/01/42  1,099
4,675,000 Duquesne Light Holdings Inc. 144A, 2.78%,
1/07/32 (a) 3,966
915,000 Energean Israel Finance Ltd. 144A, 4.88%,
3/30/26 (a)(f) 840
2,670,000 Equinix Inc. , 1.80%, 7/15/27  2,388
3,550,000 Equinix Inc. , 2.50%, 5/15/31  3,048
2,700,000 Federation des Caisses Desjardins du Quebec
144A, 2.05%, 2/10/25 (a) 2,567
3,428,472 FEL Energy VI Sarl 144A, 5.75%, 12/01/40 (a) 2,477
217,410 Fermaca Enterprises S de RL de CV 144A,
6.38%, 3/30/38 (a) 206
1,385,000 Ford Motor Credit Co. LLC , 3.81%, 1/09/24  1,369
2,500,000 FS KKR Capital Corp. 144A, 4.25%, 2/14/25 (a) 2,392
962,000 General Electric Co. , 6.75%, 3/15/32  1,121
3,350,000 General Motors Co. , 5.60%, 10/15/32  3,349
5,500,000 General Motors Financial Co. Inc. , 2.35%,
1/08/31  4,436
748,000 Geopark Ltd. 144A, 5.50%, 1/17/27 (a) 645
3,475,000 Glencore Funding LLC 144A, 3.88%, 4/27/51 (a)
(h) 2,657
3,850,000 GLP Capital LP/GLP Financing II Inc. , 4.00%,
1/15/31  3,446
1,000,000 Goldman Sachs Group Inc. , 3.63%, 2/20/24  1,002
1,315,000 Goldman Sachs Group Inc. , 3.50%, 4/01/25  1,309
4,055,000 Goldman Sachs Group Inc. , 2.60%, 2/07/30  3,585
5,540,000 HCA Inc. , 5.00%, 3/15/24  5,623
2,700,000 Hyundai Capital America 144A, 1.80%,
1/10/28 (a) 2,320
2,650,000 International Petroleum Corp. 144A, 7.25%,
2/01/27 (a)(f) 2,511
Principal
or Shares Security Description
Value
(000)
3,100,000 Invitation Homes Operating Partnership LP ,
4.15%, 4/15/32  $ 2,911
4,000,000 JAB Holdings BV 144A, 2.20%, 11/23/30 (a) 3,247
2,100,000 Kinder Morgan Inc. , 5.30%, 12/01/34  2,168
1,620,000 Kosmos Energy Ltd. 144A, 7.13%, 4/04/26 (a) 1,430
3,000,000 Lennar Corp. , 4.75%, 11/29/27  3,030
6,325,000 Life Storage LP , 2.20%, 10/15/30  5,228
3,825,000 Lowe's Cos. Inc. , 1.70%, 9/15/28  3,402
4,850,000 Macquarie Bank Ltd. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.700%), 3.05%, 3/03/36 (a)(b) 3,925
2,350,000 Macquarie Group Ltd. 144A, (3 mo. LIBOR
USD + 1.023%), 3.19%, 11/28/23 (a)(b) 2,345
2,750,000 Macquarie Group Ltd. 144A, (3 mo. LIBOR
USD + 1.372%), 3.76%, 11/28/28 (a)(b) 2,634
3,375,000 Magallanes Inc. 144A, 5.14%, 3/15/52 (a) 2,976
3,000,000 Mauser Packaging Solutions Holding Co. ,
4.75%, 4/15/24 EUR (c)(f) 2,953
2,350,000 Medline Borrower LP 144A, 3.88%, 4/01/29 (a) 2,127
3,270,000 Mercedes-Benz Finance North America LLC
144A, (3 mo. LIBOR USD + 0.840%), 2.18%,
5/04/23 (a)(b) 3,276
6,180,000 Mitsubishi UFJ Financial Group Inc. , 3.20%,
7/18/29  5,718
4,000,000 Morgan Stanley , (3 mo. LIBOR USD + 1.628%),
4.43%, 1/23/30 (b) 4,012
6,525,000 Nationwide Building Society 144A, 1.50%,
10/13/26 (a) 5,879
1,300,000 Nationwide Mutual Insurance Co. 144A, 9.38%,
8/15/39 (a) 1,828
5,150,000 Nissan Motor Co. Ltd. 144A, 4.81%, 9/17/30 (a) 4,679
1,695,000 Northriver Midstream Finance LP 144A, 5.63%,
2/15/26 (a) 1,677
1,045,000 Northwell Healthcare Inc. , 6.15%, 11/01/43  1,166
1,500,000 Northwell Healthcare Inc. , 4.26%, 11/01/47  1,359
2,100,000 Ohio National Life Insurance Co. 144A, 6.88%,
6/15/42 (a) 2,386
5,015,000 Orange SA , 9.00%, 3/01/31  6,621
4,200,000 Organon & Co./Organon Foreign Debt Co-Issuer
BV 144A, 5.13%, 4/30/31 (a) 3,937
3,230,000 Owl Rock Capital Corp. , 5.25%, 4/15/24  3,233
2,100,000 Owl Rock Capital Corp. , 3.75%, 7/22/25  2,004
1,450,000 Pacific Life Insurance Co. 144A, 9.25%,
6/15/39 (a) 2,076
2,400,000 Pattern Energy Operations LP/Pattern Energy
Operations Inc. 144A, 4.50%, 8/15/28 (a) 2,230
2,810,000 PBF Holding Co. LLC/PBF Finance Corp. ,
6.00%, 2/15/28  2,555
2,420,000 Petroleos Mexicanos , 6.49%, 1/23/27  2,202
2,500,000 Petroleos Mexicanos , 5.95%, 1/28/31  1,948
2,475,000 Phillips Edison Grocery Center Operating
Partnership I LP , 2.63%, 11/15/31  1,970
1,300,000 Plains All American Pipeline LP B, (3 mo.
LIBOR USD + 4.110%), 6.13% (b)(g) 999
2,345,000 Protective Life Corp. 144A, 4.30%, 9/30/28 (a) 2,344
4,470,000 Shriram Transport Finance Co. Ltd. 144A,
5.95%, 10/24/22 (a) 4,439
853,000 Southwestern Energy Co. , 8.38%, 9/15/28  918
3,575,000 Stellantis Finance U.S. Inc. 144A, 2.69%,
9/15/31 (a) 2,933
6,425,000 Strathcona Resources Ltd. 144A, 6.88%,
8/01/26 (a) 5,917
3,000,000 Tamarack Valley Energy Ltd. 144A, 7.25%,
5/10/27 CAD (a)(c) 2,290

Principal
or Shares Security Description
Value
(000)
1,430,000 TerraForm Power Operating LLC 144A, 4.75%,
1/15/30 (a) $ 1,331
3,831,000 Toledo Hospital , 6.02%, 11/15/48  3,654
4,000,000 Transocean Inc. 144A, 8.00%, 2/01/27 (a) 2,692
4,050,000 United Natural Foods Inc. 144A, 6.75%,
10/15/28 (a) 4,079
4,200,000 Verizon Communications Inc. , 3.88%, 3/01/52  3,714
1,150,000 Vermilion Energy Inc. 144A, 6.88%, 5/01/30 (a) 1,111
3,000,000 Vistra Operations Co. LLC 144A, 3.70%,
1/30/27 (a) 2,818
2,170,000 Vistra Operations Co. LLC 144A, 4.30%,
7/15/29 (a) 2,009
3,400,000 VMware Inc. , 2.20%, 8/15/31  2,764
2,400,000 Vodafone Group PLC , 5.25%, 5/30/48  2,389
5,500,000 Volkswagen Group of America Finance LLC
144A, 4.25%, 11/13/23 (a) 5,528
2,035,000 WEA Finance LLC 144A, 4.63%, 9/20/48 (a) 1,614
1,900,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 2.100%), 2.39%, 6/02/28 (b) 1,743
3,740,000 ZoomInfo Technologies LLC/ZoomInfo Finance
Corp. 144A, 3.88%, 2/01/29 (a) 3,352
Total Corporate Bond (Cost - $340,158)
306,526
Foreign Government (3%
)
900,000 Bermuda Government International Bond 144A,
3.38%, 8/20/50 (a) 691
5,270,000 CPPIB Capital Inc. 144A, 1.95%, 9/30/29
CAD (a)(c) 3,786
2,550,000 Dominican Republic International Bond 144A,
5.50%, 2/22/29 (a) 2,372
3,150,000 Dominican Republic International Bond 144A,
4.88%, 9/23/32 (a) 2,657
3,100,000 Egypt Government International Bond 144A,
7.30%, 9/30/33 (a) 1,946
56,040,000 Mexican Bonos Series M 20, 8.50%, 5/31/29
MXN (c) 2,723
3,200,000 Municipal Finance Authority of British
Columbia , 2.55%, 10/09/29 CAD (c) 2,383
4,450,000 Republic of Armenia International Bond 144A,
3.60%, 2/02/31 (a) 3,108
192,800,000 Republic of South Africa Government Bond
Series 2030, 8.00%, 1/31/30 ZAR (c) 10,205
2,825,000 Republic of Uzbekistan International Bond
144A, 3.90%, 10/19/31 (a) 2,083
4,650,000 Romanian Government International Bond
144A, 2.00%, 4/14/33 EUR (a)(c) 3,345
Total Foreign Government (Cost - $45,224)
35,299
Mortgage Backed (32%
)
4,125,000 BX Commercial Mortgage Trust 2021-VOLT
144A, (1 mo. LIBOR USD + 2.400%), 4.40%,
9/15/36 (a)(b) 3,898
1,984,964 BX Commercial Mortgage Trust 2021-SOAR
144A, (1 mo. LIBOR USD + 1.800%), 3.80%,
6/15/38 (a)(b) 1,866
2,977,516 CHC Commercial Mortgage Trust 2019-CHC
144A, (1 mo. LIBOR USD + 1.500%), 3.50%,
6/15/34 (a)(b) 2,884
1,281,834 Connecticut Avenue Securities Trust 2019-HRP1
144A, (1 mo. LIBOR USD + 2.150%), 4.41%,
11/25/39 (a)(b) 1,255
4,100,000 Connecticut Avenue Securities Trust 2019-HRP1
144A, (1 mo. LIBOR USD + 9.250%), 11.51%,
11/25/39 (a)(b) 4,095
Principal
or Shares Security Description
Value
(000)
4,300,000 Eagle RE Ltd. 2021-2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 2.050%), 3.56%, 4/25/34 (a)(b) $ 4,170
1,687,439 Fannie Mae Connecticut Avenue Securities 2016-
C02, (1 mo. LIBOR USD + 12.250%), 14.51%,
9/25/28 (b) 1,920
1,731,236 Fannie Mae Connecticut Avenue Securities 2016-
C04, (1 mo. LIBOR USD + 10.250%), 12.51%,
1/25/29 (b) 1,868
498,165 Fannie Mae Connecticut Avenue Securities 2016-
C05, (1 mo. LIBOR USD + 10.750%), 13.01%,
1/25/29 (b) 539
2,996,367 Fannie Mae-Aces 2018-M13, 3.75%, 9/25/30 (i) 3,109
1,843,343 FG G60037 30YR , 3.00%, 10/01/43  1,816
1,642,000 FHLMC Multifamily Structured Pass-Through
Certificates KG01, 2.94%, 4/25/29  1,617
779,791 FN 254766 30YR , 5.00%, 6/01/33  825
386,629 FN 725027 30YR , 5.00%, 11/01/33  409
754,176 FN 725423 30YR , 5.50%, 5/01/34  808
714,000 FN 725424 30YR , 5.50%, 4/01/34  755
604,192 FN 995023 30YR , 5.50%, 8/01/37  649
595,076 FN 995203 30YR , 5.00%, 7/01/35  621
538,366 FN AH3394 30YR , 4.00%, 1/01/41  553
515,507 FN AJ7689 30YR , 4.00%, 12/01/41  530
3,312,441 FN AL9373 15YR , 2.50%, 10/01/31  3,266
1,867,300 FN AS4168 30YR , 4.00%, 12/01/44  1,918
942,738 FN AS7170 30YR , 3.50%, 5/01/46  947
2,604,073 FN AS8305 30YR , 3.00%, 11/01/46  2,546
1,559,812 FN AS8710 15YR , 2.50%, 2/01/32  1,539
1,749,915 FN AY4200 30YR , 3.00%, 5/01/45  1,720
1,314,541 FN AZ3791 30YR , 3.00%, 3/01/46  1,284
1,793,547 FN AZ7336 30YR , 3.50%, 11/01/45  1,802
2,670,809 FN BC1520 30YR , 3.50%, 8/01/46  2,680
730,311 FN BC2521 30YR , 3.50%, 1/01/46  741
2,554,348 FN BJ3691 30YR , 4.00%, 3/01/48  2,623
289,665 FN BK4740 30YR , 4.00%, 8/01/48  295
252,245 FN BM2007 30YR , 4.00%, 9/01/48  257
1,949,501 FN BP6345 30YR , 3.00%, 6/01/50  1,888
6,795,215 FN BU0141 30YR , 2.00%, 10/01/51  6,127
4,599,843 FN BV3216 30YR , 2.50%, 2/01/52  4,295
2,691,702 FN CA0858 30YR , 3.50%, 12/01/47  2,690
1,437,956 FN CA3666 30YR , 4.00%, 6/01/49  1,469
3,206,271 FN CA6314 30YR , 3.00%, 7/01/50  3,106
2,608,459 FN CA6739 30YR , 3.00%, 8/01/50  2,526
3,002,353 FN CA8023 30YR , 2.50%, 12/01/50  2,807
6,919,647 FN CB2542 30YR , 2.50%, 1/01/52  6,463
6,837,289 FN CB2759 30YR , 3.00%, 2/01/52  6,598
986,926 FN FM1155 15YR , 2.50%, 6/01/32  974
2,808,830 FN FM1717 30YR , 3.50%, 12/01/45  2,838
2,708,445 FN FM2897 30YR , 3.00%, 2/01/48  2,652
2,515,798 FN FM3162 30YR , 3.00%, 11/01/46  2,475
3,087,574 FN FM3936 15YR , 2.50%, 8/01/35  3,045
1,863,346 FN FM4754 30YR , 3.50%, 7/01/47  1,883
572,549 FN FM4990 30YR , 5.00%, 7/01/47  608
3,086,816 FN FM4994 30YR , 2.00%, 12/01/50  2,791
2,363,956 FN FM5940 30YR , 2.00%, 2/01/51  2,133
1,074,968 FN FM6651 30YR , 3.00%, 9/01/47  1,050
2,684,030 FN FM7194 30YR , 2.50%, 3/01/51  2,510
2,951,571 FN FM7494 30YR , 3.00%, 6/01/51  2,852
6,380,553 FN FM9218 30YR , 2.00%, 10/01/51  5,753
1,806,609 FN FM9750 30YR , 3.00%, 4/01/48  1,773
6,895,143 FN FS0287 30YR , 2.00%, 1/01/52  6,219
6,911,263 FN FS0349 30YR , 2.00%, 1/01/52  6,240
209,744 FN MA2671 30YR , 3.50%, 7/01/46  211
181,521 FN MA2929 30YR , 3.50%, 3/01/47  182

Payden Mutual Funds
Payden Core Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
3,852,932 FN MA3238 30YR , 3.50%, 1/01/48  $ 3,864
8,802,065 FN MA4437 30YR , 2.00%, 10/01/51  7,937
7,477,804 FN MA4465 30YR , 2.00%, 11/01/51  6,742
980,000 FNCL , 2.00%, 30YR TBA (j) 882
10,290,000 FNCL , 2.50%, 30YR TBA (j) 9,592
8,610,000 FNCL , 3.00%, 30YR TBA (j) 8,295
1,340,000 FNCL , 3.50%, 30YR TBA (j) 1,323
13,210,000 FNCL , 3.50%, 30YR TBA (j) 13,076
9,890,000 FNCL , 4.00%, 30YR TBA (j) 9,942
1,360,000 FNCL , 4.00%, 30YR TBA (j) 1,365
8,580,000 FNCL , 4.50%, 30YR TBA (j) 8,732
1,508,421 FR QN1106 15YR , 3.00%, 12/01/34  1,512
5,496,119 FR RA4531 30YR , 2.50%, 2/01/51  5,139
7,553,670 FR RA6528 30YR , 2.50%, 2/01/52  7,053
5,579,644 FR SB8509 15YR , 2.00%, 1/01/36  5,316
539,080 FR SD0666 30YR , 2.50%, 8/01/51  504
5,136,717 FR SD0674 30YR , 2.50%, 9/01/51  4,800
7,234,623 FR SD0729 30YR , 2.00%, 10/01/51  6,529
6,941,444 FR SD1035 30YR , 4.00%, 5/01/52  7,011
6,843,591 FR SD7537 30YR , 2.00%, 3/01/51  6,173
539,515 FR SD8064 30YR , 4.00%, 5/01/50  549
590,469 FR ZA4718 30YR , 3.00%, 10/01/46  577
2,915,992 FR ZT0534 30YR , 3.50%, 12/01/47  2,948
3,384,803 FR ZT1416 15YR , 3.00%, 7/01/33  3,393
1,329,799 Freddie Mac STACR 2019-HQA3 144A, (1 mo.
LIBOR USD + 1.850%), 4.11%, 9/25/49 (a)(b) 1,323
1,377,986 Freddie Mac STACR REMIC Trust 2020-DNA5
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.800%), 4.31%,
10/25/50 (a)(b) 1,380
1,678,885 Freddie Mac Structured Agency Credit Risk
Debt Notes 2016-DNA3, (1 mo. LIBOR USD +
11.250%), 13.51%, 12/25/28 (b) 1,834
1,236,129 Freddie Mac Structured Agency Credit Risk
Debt Notes 2017-DNA1, (1 mo. LIBOR USD +
10.000%), 12.26%, 7/25/29 (b) 1,227
1,200,000 Freddie Mac Structured Agency Credit Risk
Debt Notes 2017-HRP1, (1 mo. LIBOR USD +
4.600%), 6.86%, 12/25/42 (b) 1,210
1,880,328 G2 4853 30YR , 4.00%, 11/20/40  1,940
1,123,409 G2 5115 30YR , 4.50%, 7/20/41  1,180
50,108 G2 5140 30YR , 4.50%, 8/20/41  53
1,001,363 G2 5174 30YR , 4.00%, 9/20/41  1,033
699,175 G2 5175 30YR , 4.50%, 9/20/41  734
236,068 G2 5233 30YR , 4.00%, 11/20/41  244
4,251,684 G2 785219 30YR , 2.00%, 12/20/50  3,873
567,410 G2 MA2522 30YR , 4.00%, 1/20/45  580
1,405,099 G2 MA3663 30YR , 3.50%, 5/20/46  1,418
4,021,616 G2 MA3802 30YR , 3.00%, 7/20/46  3,982
326,757 G2 MA4126 30YR , 3.00%, 12/20/46  323
1,465,625 G2 MA4510 30YR , 3.50%, 6/20/47  1,478
166,231 G2 MA5265 30YR , 4.50%, 6/20/48  171
2,497,946 G2 MA6930 30YR , 2.00%, 10/20/50  2,309
8,364,694 G2 MA7472 30YR , 2.50%, 7/20/51  7,959
7,814,841 G2 MA7706 30YR , 3.00%, 11/20/51  7,626
2,673,322 G2 MA7766 30YR , 2.00%, 12/20/51  2,464
950,000 G2SF , 3.00%, 30YR TBA (j) 926
9,090,000 G2SF , 4.00%, 30YR TBA (j) 9,186
2,745,164 GN 783716 30YR , 3.00%, 2/15/43  2,698
662,604 GN 784182 30YR , 4.50%, 8/15/46  695
3,350,173 GN 785986 30YR , 3.00%, 10/15/51  3,259
364,381 GN AA5452 30YR , 3.50%, 7/15/42  372
398,882 Home RE Ltd. 2021-2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.250%), 2.76%, 1/25/34 (a)(b) 396
Principal
or Shares Security Description
Value
(000)
3,000,000 Home RE Ltd. 2021-2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.600%), 3.11%, 1/25/34 (a)(b) $ 2,906
588,766 JP Morgan Mortgage Trust 2014-2 144A,
3.00%, 6/25/29 (a)(i) 566
5,879 Landmark Mortgage Securities No 1 PLC 1, (3
mo. LIBOR GBP + 0.220%), 1.82%, 6/17/38
GBP (b)(c)(f) 7
1,164,780 Last Mile Logistics Pan Euro Finance DAC 1A
144A, (3 mo. EURIBOR + 1.900%), 1.90%,
8/17/33 EUR (a)(b)(c) 1,062
784,967 MF1 Ltd. 2020-FL3 144A, (1 mo. Term Secured
Overnight Financing Rate + 2.964%), 4.92%,
7/15/35 (a)(b) 784
14,784,154 Morgan Stanley Capital I Trust 2018-H3, 0.82%,
7/15/51 (i) 505
201,531 Nationstar Mortgage Loan Trust 2013-A 144A,
3.75%, 12/25/52 (a)(i) 193
376,004 New Residential Mortgage Loan Trust 2014-3A
144A, 3.75%, 11/25/54 (a)(i) 367
60,072 STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
USD + 1.250%), 3.51%, 2/25/47 (a)(b) 60
3,325,000 STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
USD + 2.400%), 4.66%, 2/25/47 (a)(b) 3,300
1,300,000 STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
USD + 10.500%), 12.76%, 2/25/47 (a)(b) 1,431
Total Mortgage Backed (Cost - $346,324)
336,271
Municipal (3%
)
3,900,000 California Health Facilities Financing Authority ,
2.86%, 6/01/31  3,606
1,150,000 California Pollution Control Financing
Authority , AMT 144A, 7.50%, 12/01/39 (a)(k) 29
3,625,000 City of San Francisco CA Public Utilities
Commission Water Revenue E, 2.83%, 11/01/41  2,966
2,565,000 Compton Community College District B,
3.46%, 8/01/38  2,272
3,285,000 Golden State Tobacco Securitization Corp. B,
2.75%, 6/01/34  2,826
5,265,000 Los Angeles Community College District ,
1.17%, 8/01/26  4,838
4,680,000 New York State Dormitory Authority C, 1.54%,
3/15/27  4,299
3,000,000 Redondo Beach Community Financing Authority
A, 1.98%, 5/01/29  2,628
4,000,000 State of California , 3.38%, 4/01/25  4,018
1,495,000 State of California , 7.55%, 4/01/39  2,050
365,000 University of California J, 3.26%, 5/15/24  364
Total Municipal (Cost - $33,301)
29,896
U.S. Treasury (27%
)
45,760,000 U.S. Treasury Bill , 2.04%, 4/20/23 (e) 44,835
32,899,000 U.S. Treasury Bond , 2.50%, 2/15/46  28,555
15,410,000 U.S. Treasury Bond , 3.00%, 2/15/49 (l)(m) 15,031
26,859,000 U.S. Treasury Bond , 2.38%, 11/15/49  23,252
14,295,000 U.S. Treasury Bond , 2.00%, 2/15/50  11,365
15,740,000 U.S. Treasury Bond , 1.88%, 2/15/51  12,104
22,970,000 U.S. Treasury Bond , 2.38%, 5/15/51  19,870
9,660,000 U.S. Treasury Bond , 2.00%, 8/15/51  7,658
11,240,000 U.S. Treasury Note , 2.50%, 4/30/24  11,155
2,040,000 U.S. Treasury Note , 0.25%, 8/31/25  1,885
6,850,000 U.S. Treasury Note , 0.63%, 7/31/26  6,301
2,674,000 U.S. Treasury Note , 1.13%, 10/31/26  2,502
10,840,000 U.S. Treasury Note , 2.75%, 4/30/27  10,858
16,190,000 U.S. Treasury Note , 2.63%, 5/31/27  16,139

Principal
or Shares Security Description
Value
(000)
7,560,000 U.S. Treasury Note , 2.75%, 7/31/27  $ 7,580
41,780,000 U.S. Treasury Note , 1.38%, 11/15/31  37,390
17,391,000 U.S. Treasury Note , 1.88%, 2/15/32  16,236
8,490,000 U.S. Treasury Note , 2.88%, 5/15/32  8,643
Total U.S. Treasury (Cost - $317,595)
281,359
Investment Company (1%
)
3,930,059 Payden Cash Reserves Money Market Fund* 3,930
615,246 Payden Emerging Market Corporate Bond Fund* 5,236
Total Investment Company (Cost - $9,055)
9,166
Total Investments (Cost - $1,210,056) (105%)
1,107,486
Liabilities in excess of Other Assets (-5%)
(49,904)
Net Assets (100%) $ 1,057,582
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at July 31,
2022.
(c) Principal in foreign currency.
(d) Floating rate security. The rate shown reflects the rate in effect at July 31,
2022. The stated maturity is subject to prepayments.
(e) Yield to maturity at time of purchase.
(f) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(g) Perpetual security with no stated maturity date.
(h) All or a portion of these securities are on loan. At July 31, 2022, the total market value of the Fund’s securities on loan is $611 and the total market value of the collateral held by the Fund is $631. Amounts in 000s.
(i) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(j) Security was purchased on a delayed delivery basis.
(k) Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(l) All or a portion of the security is pledged to cover futures contract margin requirements.
(m) All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
CAD 797
USD  620 HSBC Bank USA, N.A. 09/15/2022 $ 2
IDR 88,027,000
USD  5,834 Citibank, N.A. 10/25/2022 86
SGD 8,200
USD  5,836 Citibank, N.A. 10/25/2022 102
USD 48,620
EUR  43,937 Citibank, N.A. 09/15/2022 3,563
USD 11,908
CAD  15,246 HSBC Bank USA, N.A. 09/15/2022 4
3,757
Liabilities:
EUR 2,813 USD  2,989 Citibank, N.A. 09/15/2022 (104)
USD 10,351 ZAR  178,550 Citibank, N.A. 10/20/2022 (297)
USD 2,952 MXN  62,150 HSBC Bank USA, N.A. 10/20/2022 (50)
(451)
Net Unrealized Appreciation (Depreciation)
$ 3,306

Payden Mutual Funds
Payden Core Bond Fund
continued
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. Long Bond Future 116 Sep-22 $ 16,704 $ 353 $ 353
U.S. Treasury 10-Year Note Future 190 Sep-22 23,017 216 216
U.S. Treasury 2-Year Note Future 750 Sep-22 157,846 (108) (108)
a a

Short Contracts:
U.S. 10-Year Ultra Future 380 Sep-22 (49,875) (705) (705)
U.S. Treasury 5-Year Note Future 500 Sep-22 (56,863) (378) (378)
U.S. Ultra Bond Future 119 Sep-22 (18,839) 51 51
a a
(1,032)
Total Futures
$(571)
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
10-Year SOFR Swap, Receive Variable 3.0311%
(SOFRRATE) Annually, Pay Fixed 2.9360% Annually 06/28/2034 $ 15,985 $(747) $– $(747)
2-Year SOFR Swap, Receive Fixed 2.8300% Annually, Pay
Variable 3.0318% (SOFRRATE) Annually 06/29/2026 71,425 908 – 908
$161 $– $161